Expenses by nature	6 Months Ended
Jun. 30, 2026
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
External research and development expenses[1]	8,241	6,101	16,786	11,568
Employee expenses[2,5]	4,158	2,857	7,992	5,242
Total research and development expenses[3]	12,399	8,958	24,778	16,810

External costs[1]	4,976	3,769	9,240	6,708
Employee expenses[4,5]	2,080	1,977	4,186	3,918
Total general and administrative expenses[3]	7,056	5,746	13,426	10,626
Total operating expenses	19,455	14,704	38,204	27,436

[1] Includes depreciation expense.

[2] Included in employee expenses is share-based compensation expense of $1.3 million and $2.2 million for the three and six months ended June 30, 2026, respectively, relating to employees in the research and development department (three and six months ended June 30, 2025, expense of $0.8 million and $1.5 million, respectively).

[3] Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.

[4] Included in employee expenses is share-based compensation expense of $0.9 million and $1.8 million for the three and six months ended June 30, 2026, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2025, expense of $1.0 million and $2.0 million, respectively).

[5] Includes termination expenses incurred.

Foreign exchange gain/loss
Foreign exchange gain of $1.7 million for the three months ended June 30, 2026 (gain of $2.5 million for the three months ended June 30, 2025), and foreign exchange loss of $0.6 million for the six months ended June 30, 2026 (gain of $1.9 million for the six months ended June 30, 2025) consists primarily of gains and losses related to the translation of the Group’s assets and liabilities from their denominated currencies into the functional currency of each entity, and included the strengthening of the U.S. dollar in the period.